INVESTMENT IN ASSOCIATED COMPANIES (Tables)	6 Months Ended
Jun. 30, 2018
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Percentage participation using the equity method of accounting
At June 30, 2018, June 30, 2017 and December 31, 2017, the Company had the following participation in investments that were recorded using the equity method:

	June 30, 2018	June 30, 2017	December 31, 2017
SFL Deepwater Ltd (“SFL Deepwater”)	100%	100%	100%
SFL Hercules Ltd (“SFL Hercules”)	100%	100%	100%
SFL Linus Ltd (“SFL Linus”)	100%	100%	100%

Summarized financial statement information of equity method investees
Summarized balance sheet information of the Company’s wholly-owned equity method investees is as follows:

	As of June 30, 2018
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Current assets	90,154	24,903	26,071	39,180
Non-current assets	990,444	309,978	298,421	382,045
Total assets	1,080,598	334,881	324,492	421,225
Current liabilities	123,383	28,740	37,541	57,102
Non-current liabilities	938,724	301,542	282,388	354,794
Total liabilities	1,062,107	330,282	319,929	411,896
Total stockholders’ equity	18,491	4,599	4,563	9,329

	As of December 31, 2017
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Current assets	97,723	26,242	29,152	42,329
Non-current assets	1,020,067	317,450	305,852	396,765
Total assets	1,117,790	343,692	335,004	439,094
Current liabilities	106,628	25,642	29,443	51,543
Non-current liabilities	1,000,484	315,415	302,819	382,250
Total liabilities	1,107,112	341,057	332,262	433,793
Total stockholders’ equity	10,678	2,635	2,742	5,301
Summarized statement of operations information of the Company’s wholly-owned equity method investees is as follows:

	Six months ended June 30, 2018
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	32,271	9,651	9,552	13,068
Net operating revenues	32,271	9,651	9,552	13,068
Net income	7,451	1,964	1,821	3,666

	Six months ended June 30, 2017
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	38,987	10,879	11,614	16,494
Net operating revenues	38,987	10,879	11,614	16,494
Net income	13,855	3,382	3,730	6,743

	Year ended December 31, 2017
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	73,487	20,873	21,827	30,787
Net operating revenues	73,487	20,873	21,827	30,787
Net income	23,766	5,981	6,462	11,323

Schedule of Debt [Table Text Block]

	Six months ended June 30, 2018
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Loan balance outstanding	736,944	214,444	237,500	285,000
Amount available to draw down	—	—	—	—
Amount guaranteed by Ship Finance	266,114	84,697	78,947	102,470

	Year ended December 31, 2017
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Loan balance outstanding	785,778	225,778	251,250	308,750
Amount available to draw down	—	—	—	—
Amount guaranteed by Ship Finance	235,000	75,000	70,000	90,000

(in thousands of $)	June 30, 2018	December 31, 2017
Long-term debt:
3.25% senior unsecured convertible bonds due 2018	—	63,218
NOK900 million senior unsecured floating rate bonds due 2019	92,867	92,477
5.75% senior unsecured convertible bonds due 2021	225,000	225,000
NOK500 million senior unsecured floating rate bonds due 2020	61,259	61,001
4.875% senior unsecured convertible bonds due 2023	164,000	—
$320 million unsecured intermediary loan facility	320,000	—
Total Fixed Rate Debt	863,126	441,696
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2025	1,080,978	1,081,204
Total debt principal	1,944,104	1,522,900
Less: Unamortized debt issuance costs	(27,974)	(18,893)
Less: Current portion of long-term debt	(734,438)	(313,823)
Total long-term debt	1,181,692	1,190,184

Dividends Declared [Table Text Block]

Six months ended June 30, 2018
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Dividends Paid	—	—	—	—

	Six months ended June 30, 2017
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Dividends Paid	14,400	3,400	3,750	7,250

	Year ended December 31, 2017
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Dividends Paid	14,400	3,400	3,750	7,250